BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Share Units
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	470,347	539,286
Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	24,318,500	27,693,500
Non-Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	37,600	37,600